SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                   DWS International Value Opportunities Fund


Effective October 1, 2009, the following people will handle the day-to-day management of the fund:


Klaus Kaldemorgen                         Carmen Weber, CFA
Managing Director of Deutsche Asset       Director of Deutsche Asset Management
Management and Lead Portfolio Manager     and Portfolio Manager of the fund.
of the fund.                              On sabbatical from October 1, 2009
 o Joined Deutsche Asset Management in    through April 1, 2010.
   1982 and the fund in 2006.              o Joined Deutsche Asset Management
 o Head of Equities: Germany; senior         and the fund in 2006.
   portfolio manager of international      o Senior portfolio manager for
   equities; Managing Director of            Global Equities: Frankfurt.
   DWS Investment GmbH: Frankfurt.         o Prior to that, Head of Growth and
 o Master's degree in economics,             Equity Funds at Metzler.
   Johannes-Gutenberg University,          o Over 15 years of investment
   Mainz.                                    industry experience.
                                           o BA, University of Siegen, Germany.
Hansjoerg Pack, CEFA
Director of Deutsche Asset Management
and Portfolio Manager of the fund.
 o Senior fund manager equities:
   Frankfurt.
 o Joined the Company in February 1997
   as a senior portfolio manager in
   the Private Wealth Division. Joined
   the Asia/Emerging Markets team in
   2000, the Global Equity Team in
   2002 and then began managing Equity
   Hedge Funds in 2003.
 o Joined the fund in 2009.
 o Master in economics
   ("Diplom-Volkswirt"), University of
   Duisburg, BA Business
   Administration Sheffield Hallam
   University.



               Please Retain This Supplement for Future Reference



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                                                           Deutsche Bank Group

October 1, 2009
DIVOF-3602